Share Capital Authorized and Issued (Tables)	9 Months Ended
Sep. 30, 2026
Equity [Abstract]
Schedule of Common Shares Information
The following table sets out the number and par value of shares authorized, issued and outstanding:

	September 30, 2026	December 31, 2025
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	79,345,285	96,651,534

Schedule of Common Shares Repurchased
The following table summarizes common shares repurchased in the three and nine months ended September 30, 2026 and 2025:

	Three months ended		Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Common shares repurchased	3,383,048	1,835,063	17,707,715	8,758,179
Cost of shares repurchased, inclusive of commissions	$83.0	$31.9	$362.5	$142.7
Weighted average price per share, inclusive of commissions	$24.55	$17.40	$20.47	$16.30